SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 26 – SUBSEQUENT EVENTS

In early July 2022, both the four individuals and the Company agreed to terminated the Agreements in advance. On July 8, 2022, the four individuals returned a total of US$20.0 million and US$0.3 million interest.

On July 27, 2022, the Company and SOS Information Technology New York, Inc. (“SOS NY”) entered into an amendment and supplemental agreement to the loan agreement, pursuant to which the Company shall make a repayment in advance to SOS NY of US$27,515,778 of the principal amount together with all accrued but unpaid interest of US$356,822. The Company made a payment of US$27,872,600 for the above principal and interest on July 28, 2022.